Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 - PROPERTY AND EQUIPMENT:

Set forth below are the composition of property and equipment and the related accumulated depreciation, grouped by major classifications, as well as the changes therein for the respective years:

		Cost					Accumulated depreciation				Net book value
	Balance at beginning of year	Additions during year	Transfers during year*	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Reductions during year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2021:
Land	75	-	-	(2)	73	-	-	-	-	-	73
Plant and equipment	1,539	9	(159)	18	1,407	146	141	-	5	292	1,115
Office equipment	24	4	-	1	29	20	1	-	1	22	6
	1,638	13	(159)	17	1,509	166	142	-	6	314	1,194

Composition in 2020:
Land	79	-	-	(4)	75	-	-	-	-	-	75
Plant and equipment	1,284	177	-	78	1,539	115	21	-	10	146	1,393
Office equipment	22	-	-	2	24	15	3	-	2	20	4
	1,385	177	-	76	1,638	130	24	-	12	166	1,472

Composition in 2019:
Land	76	-	-	3	79	-	-	-	-	-	79
Plant and equipment	1,102	152	-	30	1,284	88	19	-	8	115	1,169
Office equipment	18	2	-	2	22	11	3	-	1	15	7
	1,196	154	-	35	1,385	99	22	-	9	130	1,255

*	Transferred to a joint venture. See note 8.

Property and equipment are held by the Company’s subsidiaries.